Segment Results - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net revenues [Abstract]
Corporate Treasury Services		€ 728	€ 813	€ 1,524	€ 1,613
Institutional Client Services		322	336	650	672
Business Banking		180	193	370	381
Total net revenues		1,230	1,341	2,544	2,666
Of which [Abstract]
Net interest income		543	822	1,250	1,525
Commission and fee income		534	512	1,081	1,043
Remaining income		153	8	213	98
Provision for credit losses		(20)	144	(40)	250
Noninterest expenses [Abstract]
Compensation and benefits		271	260	545	541
General and administrative expenses		729	859	1,547	1,671
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		5	0	17	5
Total noninterest expenses		1,004	1,120	2,109	2,217
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		246	78	475	199
Total assets	[1]	245,000	241,000	245,000	241,000
Loans gross of allowances for loan losses	[1]	€ 116,000	€ 120,000	€ 116,000	€ 120,000

[1]	As of quarter-end.